ALLOWANCES AND PROVISIONS - NON CURRENT AND CURRENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provisions and allowances - Non current
Non-current provisions, beginning of the year	$ 83,299
Non-current provisions, end of the year	81,422	$ 83,299
Legal claims and other matters
Provisions and allowances - Non current
Non-current provisions, beginning of the year	83,299	80,570
Translation differences	2,999	(5,898)
Additions	5,889	15,802
Reversals	(6,959)	(4,041)
Uses	(3,806)	(3,134)
Non-current provisions, end of the year	81,422	83,299
Asset retirement obligation
Provisions and allowances - Non current
Non-current provisions, beginning of the year	32,098	41,673
Translation differences	2,735	(1,084)
Additions	3,271	(8,491)
Reversals	0	0
Uses	0	0
Non-current provisions, end of the year	38,104	32,098
Provisions and allowances - Current
Current provisions, beginning of the year	3,610	4,515
Translation differences	(465)	(323)
Additions	3,558	5,909
Reversals	0	0
Uses	(3,399)	(6,491)
Current provisions, end of the year	3,304	3,610
Allowance for doubtful accounts
Provisions and allowances - Current
Current provisions, beginning of the year	9,472	10,500
Translation differences	544	(721)
Additions	1,786	775
Reversals	(1,672)	(425)
Uses	(260)	(657)
Current provisions, end of the year	9,870	9,472
Obsolescence allowance
Provisions and allowances - Current
Current provisions, beginning of the year	61,476	58,610
Translation differences	0	(5)
Additions	36,666	15,968
Reversals	(15,862)	(12,003)
Uses	(3,217)	(1,094)
Current provisions, end of the year	$ 79,063	$ 61,476